UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805754.104

AAG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ENERGY - 16.5%
Energy Equipment & Services - 4.4%
Dresser-Rand Group, Inc. (a)	11,424	$ 463,357
IHS, Inc. Class A (a)	12,367	793,467
National Oilwell Varco, Inc. (a)	5,366	395,635
		1,652,459
Oil, Gas & Consumable Fuels - 12.1%
Arch Coal, Inc.	16,678	904,615
Chesapeake Energy Corp.	8,300	401,720
CONSOL Energy, Inc.	16,121	1,091,553
Denbury Resources, Inc. (a)	13,697	340,918
Peabody Energy Corp.	15,924	1,002,416
Range Resources Corp.	8,950	415,459
Southwestern Energy Co. (a)	10,000	383,700
		4,540,381
TOTAL ENERGY		6,192,840
FINANCIALS - 2.8%
Diversified Financial Services - 2.4%
Heckmann Corp. (a)	49,600	504,432
Indiabulls Financial Services Ltd.	1,109	6,320
MSCI, Inc. Class A	12,842	383,334
		894,086
Real Estate Management & Development - 0.4%
Indiabulls Real Estate Ltd.	25,220	165,939
Indiabulls Real Estate Ltd. GDR (Reg. S)	1	7
		165,946
TOTAL FINANCIALS		1,060,032
HEALTH CARE - 33.5%
Biotechnology - 5.1%
Alnylam Pharmaceuticals, Inc. (a)	5,900	174,935
Amylin Pharmaceuticals, Inc. (a)	20,057	440,853
BioMarin Pharmaceutical, Inc. (a)	9,237	278,403
Isis Pharmaceuticals, Inc. (a)	42,086	744,080
Myriad Genetics, Inc. (a)	2,823	192,529
RXi Pharmaceuticals Corp.	15,782	105,582
		1,936,382
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 18.9%
ArthroCare Corp. (a)(d)	39,172	$ 1,004,370
Conceptus, Inc. (a)	24,710	417,599
Cyberonics, Inc. (a)	37,972	814,499
Edwards Lifesciences Corp. (a)	3,600	213,156
Masimo Corp.	5,341	213,480
NuVasive, Inc. (a)	49,737	2,370,465
St. Jude Medical, Inc. (a)	39,657	1,817,480
TranS1, Inc.	29,241	240,069
		7,091,118
Health Care Providers & Services - 1.9%
athenahealth, Inc.	6,427	207,271
Express Scripts, Inc. (a)	6,841	502,198
		709,469
Health Care Technology - 1.1%
MedAssets, Inc.	23,384	415,768
Life Sciences Tools & Services - 5.0%
AMAG Pharmaceuticals, Inc. (a)	23,924	925,620
Covance, Inc. (a)	5,740	541,512
QIAGEN NV (a)	19,400	410,892
		1,878,024
Pharmaceuticals - 1.5%
Allergan, Inc.	10,300	575,461
TOTAL HEALTH CARE		12,606,222
INDUSTRIALS - 20.3%
Commercial Services & Supplies - 3.6%
CoStar Group, Inc. (a)	7,373	389,368
EnergySolutions, Inc.	10,600	195,782
Stericycle, Inc. (a)	12,834	761,056
		1,346,206
Construction & Engineering - 5.0%
Quanta Services, Inc. (a)	32,600	1,041,244
Shaw Group, Inc. (a)	17,000	842,180
		1,883,424
Electrical Equipment - 4.0%
Ocean Power Technologies, Inc. (a)	14,848	124,872
Q-Cells AG (a)	4,291	432,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Renewable Energy Corp. AS (a)	14,300	$ 444,304
Sunpower Corp. Class A (a)	5,200	507,260
		1,508,692
Industrial Conglomerates - 1.5%
McDermott International, Inc. (a)	16,100	559,153
Machinery - 4.1%
Cummins, Inc.	8,825	575,037
Flowserve Corp.	5,900	779,508
The Weir Group PLC	11,492	193,618
		1,548,163
Marine - 1.0%
Ultrapetrol (Bahamas) Ltd. (a)	32,957	358,572
Road & Rail - 1.1%
Union Pacific Corp.	5,000	419,500
TOTAL INDUSTRIALS		7,623,710
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 8.8%
Corning, Inc.	27,200	558,688
Infinera Corp. (a)	10,900	120,118
Juniper Networks, Inc. (a)	29,400	755,580
QUALCOMM, Inc.	21,100	1,110,915
Research In Motion Ltd. (a)	6,100	741,760
		3,287,061
Internet Software & Services - 4.1%
Omniture, Inc. (a)	86,322	1,538,258
IT Services - 2.8%
MasterCard, Inc. Class A	1,699	412,092
Visa, Inc.	8,327	632,019
		1,044,111
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	31,500	564,480
Cavium Networks, Inc. (a)	25,172	430,189
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	57,494	558,267
		1,552,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
Autonomy Corp. PLC (a)	18,619	$ 390,210
TOTAL INFORMATION TECHNOLOGY		7,812,576
MATERIALS - 3.3%
Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd.	3,487	200,134
Freeport-McMoRan Copper & Gold, Inc. Class B	4,425	395,241
Newcrest Mining Ltd.	6,209	146,062
Silver Wheaton Corp. (a)	20,000	231,649
Timminco Ltd. (a)(d)	20,100	282,019
		1,255,105
TOTAL COMMON STOCKS (Cost $37,901,175)		36,550,485
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 2.31% (b)	918,963	918,963
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	947,715	947,715
TOTAL MONEY MARKET FUNDS (Cost $1,866,678)		1,866,678
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $39,767,853)		38,417,163
NET OTHER ASSETS - (2.2)%		(825,451)
NET ASSETS - 100%		$ 37,591,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,073
Fidelity Securities Lending Cash Central Fund	134,061
Total	$ 151,134
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 38,417,163	$ 38,417,156	$ 7	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $40,257,498. Net unrealized depreciation aggregated $1,840,335, of which $3,323,771 related to appreciated investment securities and $5,164,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008